SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Asset and Amount Due Pursuant to Tax Receivable Agreement
Payment to eligible Managing Directors as a percentage of cash savings actually realized (as a percent)			85.00%
Remaining percentage of cash savings realized by the Company (as a percent)			15.00%
Revenue and Expense Recognition
Reimbursable expenses billed to clients	$ 2,793	$ 1,957	$ 7,520	$ 5,750	$ 10,652	$ 11,471	$ 8,093
Income Taxes
Unrecognized Tax Benefits	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Office Equipment And Furniture And Fixtures | Maximum
Equipment and leasehold improvements
Useful lives			7 years
Office Equipment And Furniture And Fixtures | Minimum
Equipment and leasehold improvements
Useful lives			3 years